Share Capital (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Stock Option Activity

A summary of stock option activity and information concerning outstanding and exercisable options at December 31, 2014 is as follows:

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)

Balances, December 31, 2012	49,183,597	16,176,212	$15.58
Increase in amount authorized	618,842	-	-
Options granted	-	-	-
Options exercised	-	(534,628)	2.96
Options cancelled	8,705,564	(8,705,564)	16.68
Options expired	1,026,688	(1,026,688)	9.07
Bonus shares	(13,750)	-	-
Shares issued under share purchase plan	(32,694)	-	-

Balances, December 31, 2013	59,488,247	5,909,332	$16.23
Increase in amount authorized	65,401,843	-	-
Options granted	(1,014,235)	1,014,235	13.85
Options exercised	59,840	(59,840)	2.41
Options cancelled	2,649,649	(2,649,649)	14.98

Balances, December 31, 2014	126,585,344	4,214,078	$13.30

Schedule of Outstanding and Exercisable Options by Exercise Price Range

The following table summarizes information concerning outstanding and exercisable options at December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)

$2.41 to $6.76	470,104	1.08	$2.94	470,104	$2.94
$6.77 to $10.56	916,568	2.63	7.17	804,478	8.17
$10.57 to $14.41	1,155,046	1.77	12.60	1,155,046	12.60
$14.42 to $23.75	1,672,360	2.29	20.06	1,623,131	20.67

	4,214,078	2.09	$13.30	4,052,759	$13.83

Series D Warrants [Member]
Schedule of Assumptions Used to Estimate Fair Value of Warrants

As at May 22, 2012, the fair value of the Series D Warrants was determined using the Black-Scholes option-pricing model, using the following assumptions:

Exercise price	$10.33
Theoretical ex-rights share price	$8.62
Risk-free interest rate	0.46%
Expected life	3.0 years
Expected volatility	60%
Expected dividends	Nil

2014 Rights Offering [Member]
Schedule of Assumptions Used to Estimate Fair Value of Derivative Financial Liability Attributable to Rights Held by Rio Tinto

Accordingly, the fair value of the derivative financial liability attributable to rights held by Rio Tinto was estimated using a forward contract pricing model, using the following assumptions:

	January 13, 2014	December 31, 2013	December 3, 2013

Ex-rights share price	Cdn$3.61	$3.30	$3.38
Risk-free rate of return	nil%	0.08%	0.08%
Spot Cdn$ exchange rate	0.92	0.94	0.94